Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds III
Entity Central Index Key	0000893818
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000220930 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index Retirement Fund
Class Name	Institutional Shares
Trading Symbol	LERIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12(a)	0.11%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 12	[1]
Expense Ratio, Percent	0.11%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Institutional Shares returned 18.55%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 10.55% and the MSCI USA Index returned 38.40%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	18.55%	3.42%
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
MSCI USA Index	38.40	14.57
LifePath® ESG Index Retirement Fund Custom Benchmark	18.84	3.55
Bloomberg MSCI U.S. Aggregate ESG Focus Index	10.53	(1.84)

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,584,048
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,584,048
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	60.3%
Equity Funds	39.9%
Money Market Funds	21.6%
Liabilities in Excess of Other Assets	(21.8)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	52.4%
iShares ESG Aware MSCI USA ETF	22.2%
iShares TIPS Bond ETF	7.9%
iShares ESG Aware MSCI EAFE ETF	7.0%
iShares ESG Aware MSCI EM ETF	3.1%
iShares ESG Aware MSCI USA Small-Cap ETF	2.9%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.1%
iShares MSCI Canada ETF	0.9%
iShares MSCI Emerging Markets Small-Cap ETF	0.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	52.4%
iShares ESG Aware MSCI USA ETF	22.2%
iShares TIPS Bond ETF	7.9%
iShares ESG Aware MSCI EAFE ETF	7.0%
iShares ESG Aware MSCI EM ETF	3.1%
iShares ESG Aware MSCI USA Small-Cap ETF	2.9%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.1%
iShares MSCI Canada ETF	0.9%
iShares MSCI Emerging Markets Small-Cap ETF	0.5%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® ESG Index 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000220931 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index Retirement Fund
Class Name	Investor A Shares
Trading Symbol	LERAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.36%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 39	[2]
Expense Ratio, Percent	0.36%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Investor A Shares returned 18.30%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 10.55% and the MSCI USA Index returned 38.40%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	18.30%	3.18%
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
MSCI USA Index	38.40	14.57
LifePath® ESG Index Retirement Fund Custom Benchmark	18.84	3.55
Bloomberg MSCI U.S. Aggregate ESG Focus Index	10.53	(1.84)

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,584,048
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,584,048
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	60.3%
Equity Funds	39.9%
Money Market Funds	21.6%
Liabilities in Excess of Other Assets	(21.8)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	52.4%
iShares ESG Aware MSCI USA ETF	22.2%
iShares TIPS Bond ETF	7.9%
iShares ESG Aware MSCI EAFE ETF	7.0%
iShares ESG Aware MSCI EM ETF	3.1%
iShares ESG Aware MSCI USA Small-Cap ETF	2.9%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.1%
iShares MSCI Canada ETF	0.9%
iShares MSCI Emerging Markets Small-Cap ETF	0.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	52.4%
iShares ESG Aware MSCI USA ETF	22.2%
iShares TIPS Bond ETF	7.9%
iShares ESG Aware MSCI EAFE ETF	7.0%
iShares ESG Aware MSCI EM ETF	3.1%
iShares ESG Aware MSCI USA Small-Cap ETF	2.9%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.1%
iShares MSCI Canada ETF	0.9%
iShares MSCI Emerging Markets Small-Cap ETF	0.5%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® ESG Index 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000220929 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index Retirement Fund
Class Name	Class K Shares
Trading Symbol	LERKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index Retirement Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 7	[3]
Expense Ratio, Percent	0.06%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Class K Shares returned 18.60%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 10.55% and the MSCI USA Index returned 38.40%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	18.60%	3.48%
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
MSCI USA Index	38.40	14.57
LifePath® ESG Index Retirement Fund Custom Benchmark	18.84	3.55
Bloomberg MSCI U.S. Aggregate ESG Focus Index	10.53	(1.84)

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,584,048
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,584,048
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Fixed-Income Funds	60.3%
Equity Funds	39.9%
Money Market Funds	21.6%
Liabilities in Excess of Other Assets	(21.8)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	52.4%
iShares ESG Aware MSCI USA ETF	22.2%
iShares TIPS Bond ETF	7.9%
iShares ESG Aware MSCI EAFE ETF	7.0%
iShares ESG Aware MSCI EM ETF	3.1%
iShares ESG Aware MSCI USA Small-Cap ETF	2.9%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.1%
iShares MSCI Canada ETF	0.9%
iShares MSCI Emerging Markets Small-Cap ETF	0.5%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	52.4%
iShares ESG Aware MSCI USA ETF	22.2%
iShares TIPS Bond ETF	7.9%
iShares ESG Aware MSCI EAFE ETF	7.0%
iShares ESG Aware MSCI EM ETF	3.1%
iShares ESG Aware MSCI USA Small-Cap ETF	2.9%
iShares Developed Real Estate Index Fund, Class K	2.2%
iShares MSCI EAFE Small-Cap ETF	1.1%
iShares MSCI Canada ETF	0.9%
iShares MSCI Emerging Markets Small-Cap ETF	0.5%
(a)	Excludes short-term securities.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
On May 16, 2024, the Fund’s Board approved the reorganization of BlackRock LifePath® ESG Index 2025 Fund, with and into the Fund. The reorganization closed on October 7, 2024.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after October 31, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000220934 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2065 Fund
Class Name	Institutional Shares
Trading Symbol	LEWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 7	[4]
Expense Ratio, Percent	0.06%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Institutional Shares returned 31.91%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	31.91%	10.89%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2065 Fund Custom Benchmark	32.13	10.95
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,068,541
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,068,541
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.2%
Money Market Funds	34.8%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(35.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.8%
iShares ESG Aware MSCI EAFE ETF	18.7%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.4%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.9%
iShares TIPS Bond ETF	0.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.8%
iShares ESG Aware MSCI EAFE ETF	18.7%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.4%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.9%
iShares TIPS Bond ETF	0.1%
(a)	Excludes short-term securities.

C000220932 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2065 Fund
Class Name	Investor A Shares
Trading Symbol	LEWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36(a)	0.31%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 36	[5]
Expense Ratio, Percent	0.31%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Investor A Shares returned 31.60%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	31.60%	10.62%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2065 Fund Custom Benchmark	32.13	10.95
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,068,541
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,068,541
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.2%
Money Market Funds	34.8%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(35.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.8%
iShares ESG Aware MSCI EAFE ETF	18.7%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.4%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.9%
iShares TIPS Bond ETF	0.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.8%
iShares ESG Aware MSCI EAFE ETF	18.7%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.4%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.9%
iShares TIPS Bond ETF	0.1%
(a)	Excludes short-term securities.

C000220933 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2065 Fund
Class Name	Class K Shares
Trading Symbol	LEWKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2065 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 1	[6]
Expense Ratio, Percent	0.01%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Class K Shares returned 31.92%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	31.92%	10.93%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2065 Fund Custom Benchmark	32.13	10.95
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,068,541
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,068,541
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	99.2%
Money Market Funds	34.8%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(35.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.8%
iShares ESG Aware MSCI EAFE ETF	18.7%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.4%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.9%
iShares TIPS Bond ETF	0.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.8%
iShares ESG Aware MSCI EAFE ETF	18.7%
iShares ESG Aware MSCI EM ETF	8.3%
iShares ESG Aware MSCI USA Small-Cap ETF	6.4%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.9%
iShares TIPS Bond ETF	0.1%
(a)	Excludes short-term securities.

C000220938 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2030 Fund
Class Name	Institutional Shares
Trading Symbol	LENIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$11(a)	0.10%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 11	[7]
Expense Ratio, Percent	0.10%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Institutional Shares returned 21.83%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	21.83%	5.91%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2030 Fund Custom Benchmark	22.26	6.09
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,995,547
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,995,547
Number of Portfolio Holdings	11
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	50%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	53.7%
Fixed-Income Funds	46.4%
Money Market Funds	18.5%
Liabilities in Excess of Other Assets	(18.6)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	39.2%
iShares ESG Aware MSCI USA ETF	29.7%
iShares ESG Aware MSCI EAFE ETF	9.9%
iShares TIPS Bond ETF	7.2%
iShares ESG Aware MSCI EM ETF	4.4%
iShares ESG Aware MSCI USA Small-Cap ETF	3.7%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.2%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	39.2%
iShares ESG Aware MSCI USA ETF	29.7%
iShares ESG Aware MSCI EAFE ETF	9.9%
iShares TIPS Bond ETF	7.2%
iShares ESG Aware MSCI EM ETF	4.4%
iShares ESG Aware MSCI USA Small-Cap ETF	3.7%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.2%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.

C000220939 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2030 Fund
Class Name	Investor A Shares
Trading Symbol	LENAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$39(a)	0.35%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 39	[8]
Expense Ratio, Percent	0.35%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Investor A Shares returned 21.59%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	21.59%	5.65%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2030 Fund Custom Benchmark	22.26	6.09
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,995,547
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,995,547
Number of Portfolio Holdings	11
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	50%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	53.7%
Fixed-Income Funds	46.4%
Money Market Funds	18.5%
Liabilities in Excess of Other Assets	(18.6)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	39.2%
iShares ESG Aware MSCI USA ETF	29.7%
iShares ESG Aware MSCI EAFE ETF	9.9%
iShares TIPS Bond ETF	7.2%
iShares ESG Aware MSCI EM ETF	4.4%
iShares ESG Aware MSCI USA Small-Cap ETF	3.7%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.2%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	39.2%
iShares ESG Aware MSCI USA ETF	29.7%
iShares ESG Aware MSCI EAFE ETF	9.9%
iShares TIPS Bond ETF	7.2%
iShares ESG Aware MSCI EM ETF	4.4%
iShares ESG Aware MSCI USA Small-Cap ETF	3.7%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.2%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.

C000220940 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2030 Fund
Class Name	Class K Shares
Trading Symbol	LENKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2030 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$6(a)	0.05%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 6	[9]
Expense Ratio, Percent	0.05%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Class K Shares returned 21.84%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	21.84%	5.96%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2030 Fund Custom Benchmark	22.26	6.09
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,995,547
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,995,547
Number of Portfolio Holdings	11
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	50%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	53.7%
Fixed-Income Funds	46.4%
Money Market Funds	18.5%
Liabilities in Excess of Other Assets	(18.6)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	39.2%
iShares ESG Aware MSCI USA ETF	29.7%
iShares ESG Aware MSCI EAFE ETF	9.9%
iShares TIPS Bond ETF	7.2%
iShares ESG Aware MSCI EM ETF	4.4%
iShares ESG Aware MSCI USA Small-Cap ETF	3.7%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.2%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware U.S. Aggregate Bond ETF	39.2%
iShares ESG Aware MSCI USA ETF	29.7%
iShares ESG Aware MSCI EAFE ETF	9.9%
iShares TIPS Bond ETF	7.2%
iShares ESG Aware MSCI EM ETF	4.4%
iShares ESG Aware MSCI USA Small-Cap ETF	3.7%
iShares Developed Real Estate Index Fund, Class K	2.4%
iShares MSCI EAFE Small-Cap ETF	1.6%
iShares MSCI Canada ETF	1.2%
iShares MSCI Emerging Markets Small-Cap ETF	0.8%
(a)	Excludes short-term securities.

C000220941 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2035 Fund
Class Name	Institutional Shares
Trading Symbol	LEJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10(a)	0.09%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 10	[10]
Expense Ratio, Percent	0.09%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Institutional Shares returned 24.57%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	24.57%	7.44%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2035 Fund Custom Benchmark	24.88	7.55
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,069,749
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,069,749
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	65.8%
Fixed-Income Funds	34.4%
Money Market Funds	19.8%
Liabilities in Excess of Other Assets	(20.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	36.5%
iShares ESG Aware U.S. Aggregate Bond ETF	28.3%
iShares ESG Aware MSCI EAFE ETF	12.1%
iShares TIPS Bond ETF	6.1%
iShares ESG Aware MSCI EM ETF	5.3%
iShares ESG Aware MSCI USA Small-Cap ETF	4.3%
iShares Developed Real Estate Index Fund, Class K	3.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares MSCI Canada ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	36.5%
iShares ESG Aware U.S. Aggregate Bond ETF	28.3%
iShares ESG Aware MSCI EAFE ETF	12.1%
iShares TIPS Bond ETF	6.1%
iShares ESG Aware MSCI EM ETF	5.3%
iShares ESG Aware MSCI USA Small-Cap ETF	4.3%
iShares Developed Real Estate Index Fund, Class K	3.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares MSCI Canada ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	0.9%
(a)	Excludes short-term securities.

C000220942 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2035 Fund
Class Name	Investor A Shares
Trading Symbol	LEJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.34%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 38	[11]
Expense Ratio, Percent	0.34%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Investor A Shares returned 24.19%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	24.19%	7.17%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2035 Fund Custom Benchmark	24.88	7.55
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,069,749
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,069,749
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	65.8%
Fixed-Income Funds	34.4%
Money Market Funds	19.8%
Liabilities in Excess of Other Assets	(20.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	36.5%
iShares ESG Aware U.S. Aggregate Bond ETF	28.3%
iShares ESG Aware MSCI EAFE ETF	12.1%
iShares TIPS Bond ETF	6.1%
iShares ESG Aware MSCI EM ETF	5.3%
iShares ESG Aware MSCI USA Small-Cap ETF	4.3%
iShares Developed Real Estate Index Fund, Class K	3.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares MSCI Canada ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	36.5%
iShares ESG Aware U.S. Aggregate Bond ETF	28.3%
iShares ESG Aware MSCI EAFE ETF	12.1%
iShares TIPS Bond ETF	6.1%
iShares ESG Aware MSCI EM ETF	5.3%
iShares ESG Aware MSCI USA Small-Cap ETF	4.3%
iShares Developed Real Estate Index Fund, Class K	3.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares MSCI Canada ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	0.9%
(a)	Excludes short-term securities.

C000220943 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2035 Fund
Class Name	Class K Shares
Trading Symbol	LEJKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2035 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4(a)	0.04%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 4	[12]
Expense Ratio, Percent	0.04%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Class K Shares returned 24.68%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	24.68%	7.50%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2035 Fund Custom Benchmark	24.88	7.55
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,069,749
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,069,749
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	65.8%
Fixed-Income Funds	34.4%
Money Market Funds	19.8%
Liabilities in Excess of Other Assets	(20.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	36.5%
iShares ESG Aware U.S. Aggregate Bond ETF	28.3%
iShares ESG Aware MSCI EAFE ETF	12.1%
iShares TIPS Bond ETF	6.1%
iShares ESG Aware MSCI EM ETF	5.3%
iShares ESG Aware MSCI USA Small-Cap ETF	4.3%
iShares Developed Real Estate Index Fund, Class K	3.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares MSCI Canada ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	36.5%
iShares ESG Aware U.S. Aggregate Bond ETF	28.3%
iShares ESG Aware MSCI EAFE ETF	12.1%
iShares TIPS Bond ETF	6.1%
iShares ESG Aware MSCI EM ETF	5.3%
iShares ESG Aware MSCI USA Small-Cap ETF	4.3%
iShares Developed Real Estate Index Fund, Class K	3.1%
iShares MSCI EAFE Small-Cap ETF	2.0%
iShares MSCI Canada ETF	1.5%
iShares MSCI Emerging Markets Small-Cap ETF	0.9%
(a)	Excludes short-term securities.

C000220944 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2040 Fund
Class Name	Institutional Shares
Trading Symbol	LEKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9(a)	0.08%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 9	[13]
Expense Ratio, Percent	0.08%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Institutional Shares returned 27.24%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	27.24%	8.99%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2040 Fund Custom Benchmark	27.42	8.90
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,152,715
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,152,715
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	55%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	77.0%
Money Market Funds	27.2%
Fixed-Income Funds	23.0%
Liabilities in Excess of Other Assets	(27.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	42.5%
iShares ESG Aware U.S. Aggregate Bond ETF	18.3%
iShares ESG Aware MSCI EAFE ETF	14.3%
iShares ESG Aware MSCI EM ETF	6.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.0%
iShares TIPS Bond ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.7%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares MSCI Canada ETF	1.8%
iShares MSCI Emerging Markets Small-Cap ETF	1.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	42.5%
iShares ESG Aware U.S. Aggregate Bond ETF	18.3%
iShares ESG Aware MSCI EAFE ETF	14.3%
iShares ESG Aware MSCI EM ETF	6.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.0%
iShares TIPS Bond ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.7%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares MSCI Canada ETF	1.8%
iShares MSCI Emerging Markets Small-Cap ETF	1.1%
(a)	Excludes short-term securities.

C000220946 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2040 Fund
Class Name	Investor A Shares
Trading Symbol	LEKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37(a)	0.33%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 37	[14]
Expense Ratio, Percent	0.33%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Investor A Shares returned 27.01%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	27.01%	8.71%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2040 Fund Custom Benchmark	27.42	8.90
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,152,715
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,152,715
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	55%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	77.0%
Money Market Funds	27.2%
Fixed-Income Funds	23.0%
Liabilities in Excess of Other Assets	(27.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	42.5%
iShares ESG Aware U.S. Aggregate Bond ETF	18.3%
iShares ESG Aware MSCI EAFE ETF	14.3%
iShares ESG Aware MSCI EM ETF	6.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.0%
iShares TIPS Bond ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.7%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares MSCI Canada ETF	1.8%
iShares MSCI Emerging Markets Small-Cap ETF	1.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	42.5%
iShares ESG Aware U.S. Aggregate Bond ETF	18.3%
iShares ESG Aware MSCI EAFE ETF	14.3%
iShares ESG Aware MSCI EM ETF	6.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.0%
iShares TIPS Bond ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.7%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares MSCI Canada ETF	1.8%
iShares MSCI Emerging Markets Small-Cap ETF	1.1%
(a)	Excludes short-term securities.

C000220945 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2040 Fund
Class Name	Class K Shares
Trading Symbol	LEKKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2040 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$3(a)	0.03%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 3	[15]
Expense Ratio, Percent	0.03%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Class K Shares returned 27.26%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	27.26%	9.03%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2040 Fund Custom Benchmark	27.42	8.90
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 10,152,715
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$10,152,715
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	55%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	77.0%
Money Market Funds	27.2%
Fixed-Income Funds	23.0%
Liabilities in Excess of Other Assets	(27.2)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	42.5%
iShares ESG Aware U.S. Aggregate Bond ETF	18.3%
iShares ESG Aware MSCI EAFE ETF	14.3%
iShares ESG Aware MSCI EM ETF	6.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.0%
iShares TIPS Bond ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.7%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares MSCI Canada ETF	1.8%
iShares MSCI Emerging Markets Small-Cap ETF	1.1%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	42.5%
iShares ESG Aware U.S. Aggregate Bond ETF	18.3%
iShares ESG Aware MSCI EAFE ETF	14.3%
iShares ESG Aware MSCI EM ETF	6.3%
iShares ESG Aware MSCI USA Small-Cap ETF	5.0%
iShares TIPS Bond ETF	4.6%
iShares Developed Real Estate Index Fund, Class K	3.7%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares MSCI Canada ETF	1.8%
iShares MSCI Emerging Markets Small-Cap ETF	1.1%
(a)	Excludes short-term securities.

C000220948 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2045 Fund
Class Name	Institutional Shares
Trading Symbol	LEHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8(a)	0.07%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 8	[16]
Expense Ratio, Percent	0.07%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Institutional Shares returned 29.51%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	29.51%	9.97%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2045 Fund Custom Benchmark	29.79	10.04
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,020,455
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,020,455
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	87.6%
Money Market Funds	24.0%
Fixed-Income Funds	12.4%
Liabilities in Excess of Other Assets	(24.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.4%
iShares ESG Aware MSCI EAFE ETF	16.3%
iShares ESG Aware U.S. Aggregate Bond ETF	9.4%
iShares ESG Aware MSCI EM ETF	7.2%
iShares ESG Aware MSCI USA Small-Cap ETF	5.6%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares TIPS Bond ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.6%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.4%
iShares ESG Aware MSCI EAFE ETF	16.3%
iShares ESG Aware U.S. Aggregate Bond ETF	9.4%
iShares ESG Aware MSCI EM ETF	7.2%
iShares ESG Aware MSCI USA Small-Cap ETF	5.6%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares TIPS Bond ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.6%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

C000220947 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2045 Fund
Class Name	Investor A Shares
Trading Symbol	LEHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37(a)	0.32%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 37	[17]
Expense Ratio, Percent	0.32%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Investor A Shares returned 29.09%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	29.09%	9.69%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2045 Fund Custom Benchmark	29.79	10.04
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,020,455
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,020,455
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	87.6%
Money Market Funds	24.0%
Fixed-Income Funds	12.4%
Liabilities in Excess of Other Assets	(24.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.4%
iShares ESG Aware MSCI EAFE ETF	16.3%
iShares ESG Aware U.S. Aggregate Bond ETF	9.4%
iShares ESG Aware MSCI EM ETF	7.2%
iShares ESG Aware MSCI USA Small-Cap ETF	5.6%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares TIPS Bond ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.6%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.4%
iShares ESG Aware MSCI EAFE ETF	16.3%
iShares ESG Aware U.S. Aggregate Bond ETF	9.4%
iShares ESG Aware MSCI EM ETF	7.2%
iShares ESG Aware MSCI USA Small-Cap ETF	5.6%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares TIPS Bond ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.6%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

C000220949 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2045 Fund
Class Name	Class K Shares
Trading Symbol	LEHKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2045 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2(a)	0.02%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 2	[18]
Expense Ratio, Percent	0.02%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Class K Shares returned 29.62%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	29.62%	10.04%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2045 Fund Custom Benchmark	29.79	10.04
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,020,455
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,020,455
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	87.6%
Money Market Funds	24.0%
Fixed-Income Funds	12.4%
Liabilities in Excess of Other Assets	(24.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.4%
iShares ESG Aware MSCI EAFE ETF	16.3%
iShares ESG Aware U.S. Aggregate Bond ETF	9.4%
iShares ESG Aware MSCI EM ETF	7.2%
iShares ESG Aware MSCI USA Small-Cap ETF	5.6%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares TIPS Bond ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.6%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	48.4%
iShares ESG Aware MSCI EAFE ETF	16.3%
iShares ESG Aware U.S. Aggregate Bond ETF	9.4%
iShares ESG Aware MSCI EM ETF	7.2%
iShares ESG Aware MSCI USA Small-Cap ETF	5.6%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares TIPS Bond ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.6%
iShares MSCI Canada ETF	2.0%
iShares MSCI Emerging Markets Small-Cap ETF	1.2%
(a)	Excludes short-term securities.

C000220951 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2050 Fund
Class Name	Institutional Shares
Trading Symbol	LEGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 7	[19]
Expense Ratio, Percent	0.06%	[19]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Institutional Shares returned 31.03%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	31.03%	10.60%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2050 Fund Custom Benchmark	31.41	10.73
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,994,482
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,994,482
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	95.2%
Money Market Funds	26.0%
Fixed-Income Funds	4.8%
Liabilities in Excess of Other Assets	(26.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.5%
iShares ESG Aware MSCI EAFE ETF	17.9%
iShares ESG Aware MSCI EM ETF	7.9%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares ESG Aware U.S. Aggregate Bond ETF	3.5%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares TIPS Bond ETF	1.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.5%
iShares ESG Aware MSCI EAFE ETF	17.9%
iShares ESG Aware MSCI EM ETF	7.9%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares ESG Aware U.S. Aggregate Bond ETF	3.5%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares TIPS Bond ETF	1.3%
(a)	Excludes short-term securities.

C000220950 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2050 Fund
Class Name	Investor A Shares
Trading Symbol	LEBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36(a)	0.31%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 36	[20]
Expense Ratio, Percent	0.31%	[20]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Investor A Shares returned 30.84%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	30.84%	10.34%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2050 Fund Custom Benchmark	31.41	10.73
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,994,482
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,994,482
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	95.2%
Money Market Funds	26.0%
Fixed-Income Funds	4.8%
Liabilities in Excess of Other Assets	(26.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.5%
iShares ESG Aware MSCI EAFE ETF	17.9%
iShares ESG Aware MSCI EM ETF	7.9%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares ESG Aware U.S. Aggregate Bond ETF	3.5%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares TIPS Bond ETF	1.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.5%
iShares ESG Aware MSCI EAFE ETF	17.9%
iShares ESG Aware MSCI EM ETF	7.9%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares ESG Aware U.S. Aggregate Bond ETF	3.5%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares TIPS Bond ETF	1.3%
(a)	Excludes short-term securities.

C000220952 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2050 Fund
Class Name	Class K Shares
Trading Symbol	LEPKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2050 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 1	[21]
Expense Ratio, Percent	0.01%	[21]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Class K Shares returned 31.14%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	31.14%	10.67%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2050 Fund Custom Benchmark	31.41	10.73
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 7,994,482
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,994,482
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	95.2%
Money Market Funds	26.0%
Fixed-Income Funds	4.8%
Liabilities in Excess of Other Assets	(26.0)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.5%
iShares ESG Aware MSCI EAFE ETF	17.9%
iShares ESG Aware MSCI EM ETF	7.9%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares ESG Aware U.S. Aggregate Bond ETF	3.5%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares TIPS Bond ETF	1.3%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	52.5%
iShares ESG Aware MSCI EAFE ETF	17.9%
iShares ESG Aware MSCI EM ETF	7.9%
iShares ESG Aware MSCI USA Small-Cap ETF	6.1%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares ESG Aware U.S. Aggregate Bond ETF	3.5%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares TIPS Bond ETF	1.3%
(a)	Excludes short-term securities.

C000220955 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2055 Fund
Class Name	Institutional Shares
Trading Symbol	LEEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 7	[22]
Expense Ratio, Percent	0.06%	[22]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Institutional Shares returned 31.80%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	31.80%	10.83%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2055 Fund Custom Benchmark	32.11	10.95
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,819,047
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,819,047
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.6%
Money Market Funds	31.4%
Fixed-Income Funds	1.5%
Liabilities in Excess of Other Assets	(31.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.5%
iShares ESG Aware MSCI EAFE ETF	18.6%
iShares ESG Aware MSCI EM ETF	8.2%
iShares ESG Aware MSCI USA Small-Cap ETF	6.4%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.1%
iShares TIPS Bond ETF	0.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.5%
iShares ESG Aware MSCI EAFE ETF	18.6%
iShares ESG Aware MSCI EM ETF	8.2%
iShares ESG Aware MSCI USA Small-Cap ETF	6.4%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.1%
iShares TIPS Bond ETF	0.4%
(a)	Excludes short-term securities.

C000220953 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2055 Fund
Class Name	Investor A Shares
Trading Symbol	LEVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36(a)	0.31%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 36	[23]
Expense Ratio, Percent	0.31%	[23]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Investor A Shares returned 31.45%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	31.45%	10.56%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2055 Fund Custom Benchmark	32.11	10.95
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,819,047
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,819,047
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.6%
Money Market Funds	31.4%
Fixed-Income Funds	1.5%
Liabilities in Excess of Other Assets	(31.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.5%
iShares ESG Aware MSCI EAFE ETF	18.6%
iShares ESG Aware MSCI EM ETF	8.2%
iShares ESG Aware MSCI USA Small-Cap ETF	6.4%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.1%
iShares TIPS Bond ETF	0.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.5%
iShares ESG Aware MSCI EAFE ETF	18.6%
iShares ESG Aware MSCI EM ETF	8.2%
iShares ESG Aware MSCI USA Small-Cap ETF	6.4%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.1%
iShares TIPS Bond ETF	0.4%
(a)	Excludes short-term securities.

C000220954 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2055 Fund
Class Name	Class K Shares
Trading Symbol	LEVKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2055 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 1	[24]
Expense Ratio, Percent	0.01%	[24]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Class K Shares returned 31.82%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	31.82%	10.88%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2055 Fund Custom Benchmark	32.11	10.95
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 4,819,047
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,819,047
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.6%
Money Market Funds	31.4%
Fixed-Income Funds	1.5%
Liabilities in Excess of Other Assets	(31.5)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.5%
iShares ESG Aware MSCI EAFE ETF	18.6%
iShares ESG Aware MSCI EM ETF	8.2%
iShares ESG Aware MSCI USA Small-Cap ETF	6.4%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.1%
iShares TIPS Bond ETF	0.4%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.5%
iShares ESG Aware MSCI EAFE ETF	18.6%
iShares ESG Aware MSCI EM ETF	8.2%
iShares ESG Aware MSCI USA Small-Cap ETF	6.4%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.1%
iShares TIPS Bond ETF	0.4%
(a)	Excludes short-term securities.

C000220956 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2060 Fund
Class Name	Institutional Shares
Trading Symbol	LEZIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7(a)	0.06%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 7	[25]
Expense Ratio, Percent	0.06%	[25]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Institutional Shares returned 31.78%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	31.78%	10.83%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2060 Fund Custom Benchmark	32.13	10.95
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,078,123
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,078,123
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	41.2%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(39.6)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	53.8%
iShares ESG Aware MSCI EAFE ETF	18.3%
iShares ESG Aware MSCI EM ETF	8.1%
iShares ESG Aware MSCI USA Small-Cap ETF	6.3%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	53.8%
iShares ESG Aware MSCI EAFE ETF	18.3%
iShares ESG Aware MSCI EM ETF	8.1%
iShares ESG Aware MSCI USA Small-Cap ETF	6.3%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

C000220958 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2060 Fund
Class Name	Investor A Shares
Trading Symbol	LEZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36(a)	0.31%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 36	[26]
Expense Ratio, Percent	0.31%	[26]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Investor A Shares returned 31.52%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Investor A Shares	31.52%	10.55%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2060 Fund Custom Benchmark	32.13	10.95
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,078,123
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,078,123
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	41.2%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(39.6)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	53.8%
iShares ESG Aware MSCI EAFE ETF	18.3%
iShares ESG Aware MSCI EM ETF	8.1%
iShares ESG Aware MSCI USA Small-Cap ETF	6.3%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	53.8%
iShares ESG Aware MSCI EAFE ETF	18.3%
iShares ESG Aware MSCI EM ETF	8.1%
iShares ESG Aware MSCI USA Small-Cap ETF	6.3%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

C000220957 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2060 Fund
Class Name	Class K Shares
Trading Symbol	LEZKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2060 Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$1(a)	0.01%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 1	[27]
Expense Ratio, Percent	0.01%	[27]
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Class K Shares returned 31.89%.
  For the same period, the MSCI USA Index returned 38.40% and the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The following discussion relates to all vintages of the BlackRock LifePath ESG Index suite. In the vintages farthest from retirement, positive contributions were led by U.S. large-cap equities, followed by developed international equities, emerging market equities, U.S. small-cap equities, global developed real estate, Canadian equities, international small-cap equities, emerging market small-cap equities, U.S. investment grade fixed income and U.S. Treasury inflation-protected securities.
In the vintages near or at retirement, positive contributions were led by U.S. large-cap equities, followed by U.S. investment grade fixed income, developed international equities, U.S. small-cap equities, emerging market equities, U.S. Treasury inflation-protected securities, global developed real estate, Canadian equities, international small-cap equities and emerging market small-cap equities.
What detracted from performance?
All asset classes held within the Fund contributed positively to performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: August 18, 2020 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	31.89%	10.89%
MSCI USA Index	38.40	14.57
Bloomberg U.S. Aggregate Bond Index	10.55	(1.84)
LifePath® ESG Index 2060 Fund Custom Benchmark	32.13	10.95
MSCI U.S. Extended ESG Focus Index	37.98	13.93

Performance Inception Date	Aug. 18, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
The Fund compares its performance to that of a customized weighted index (the “Custom Reference Benchmark”) comprised of the Bloomberg MSCI U.S. Aggregate ESG Focus Index, Bloomberg U.S. TIPS Index (Series-L), FTSE EPRA Nareit Developed Index, MSCI Canada Custom Capped Index, MSCI EAFE Extended ESG Focus Index, MSCI EAFE Small Cap Index, MSCI Emerging Markets Extended ESG Focus Index, MSCI Emerging Markets Small Cap Index, MSCI U.S. Extended ESG Focus Index and MSCI USA Small Cap Extended ESG Focus Index, which are representative of the asset classes in which the Fund invests. The weightings of the indices in the Custom Reference Benchmark are adjusted periodically to reflect the investment adviser’s evaluation and adjustment of the Fund’s asset allocation strategy.

Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 6,078,123
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$6,078,123
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.4%
Money Market Funds	41.2%
Fixed-Income Funds	1.0%
Liabilities in Excess of Other Assets	(39.6)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	53.8%
iShares ESG Aware MSCI EAFE ETF	18.3%
iShares ESG Aware MSCI EM ETF	8.1%
iShares ESG Aware MSCI USA Small-Cap ETF	6.3%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	53.8%
iShares ESG Aware MSCI EAFE ETF	18.3%
iShares ESG Aware MSCI EM ETF	8.1%
iShares ESG Aware MSCI USA Small-Cap ETF	6.3%
iShares Developed Real Estate Index Fund, Class K	4.3%
iShares MSCI EAFE Small-Cap ETF	2.9%
iShares MSCI Canada ETF	2.3%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	0.8%
iShares TIPS Bond ETF	0.2%
(a)	Excludes short-term securities.

C000244506 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Diversified Fixed Income Fund
Class Name	Institutional Shares
Trading Symbol	BDVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Diversified Fixed Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
Additional Information Phone Number	(800) 537‑4942
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Institutional Shares returned 10.92%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The Fund’s benchmark replication strategies made the largest contribution to performance. The U.S. Federal Reserve began cutting interest rates in response to falling inflation, benefiting the Fund’s fixed-income holdings. Among the Fund’s underlying strategies, Core Alpha Bond and Total Return were key contributors.
The Fund used derivatives, including financial futures, swaps, and foreign currency transactions, to manage risk and/or take outright views on equities, interest rates, credit risk and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
The Fund’s cash position was 12.1% at the end of the period. The cash position did not have a material impact on performance.
What detracted from performance?
The Fund’s relative-value positions in short- and intermediate-term portions of the yield curve were the largest detractors from performance. There were no notable detractors among the underlying actively managed strategies.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 18, 2023 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Institutional Shares	10.92%	2.26%
Bloomberg U.S. Aggregate Bond Index	10.55	2.08

Performance Inception Date	Jan. 18, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 960,375,042
Holdings Count | Holding	3,763
Advisory Fees Paid, Amount	$ 1,136,108
Investment Company Portfolio Turnover	506.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$960,375,042
Number of Portfolio Holdings	3,763
Net Investment Advisory Fees	$1,136,108
Portfolio Turnover Rate	506%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	33.8%
Corporate Bonds	25.8%
U.S. Treasury Obligations	21.0%
Non-Agency Mortgage-Backed Securities	10.1%
Asset-Backed Securities	6.5%
Foreign Agency Obligations	2.4%
Municipal Bonds	0.4%
Common Stocks	—	%(b)
Preferred Stocks	—	%(b)
Capital Trust	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(e)	59.3%
AA/Aa	2.8%
A	11.7%
BBB/Baa	14.8%
BB/Ba	4.2%
B	0.7%
CCC/Caa	0.5%
CC	0.1%
C	0.3%
D	—	%(b)
N/R(d)	5.6%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000244507 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Diversified Fixed Income Fund
Class Name	Class K Shares
Trading Symbol	BDVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Diversified Fixed Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
Additional Information Phone Number	(800) 537‑4942
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund’s Class K Shares returned 11.17%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 10.55%.
What contributed to performance?
The Fund’s benchmark replication strategies made the largest contribution to performance. The U.S. Federal Reserve began cutting interest rates in response to falling inflation, benefiting the Fund’s fixed-income holdings. Among the Fund’s underlying strategies, Core Alpha Bond and Total Return were key contributors.
The Fund used derivatives, including financial futures, swaps, and foreign currency transactions, to manage risk and/or take outright views on equities, interest rates, credit risk and/or currencies. The use of derivatives as opposed to physical securities did not have a material impact on performance.
The Fund’s cash position was 12.1% at the end of the period. The cash position did not have a material impact on performance.
What detracted from performance?
The Fund’s relative-value positions in short- and intermediate-term portions of the yield curve were the largest detractors from performance. There were no notable detractors among the underlying actively managed strategies.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 18, 2023 through October 31, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Class K Shares	11.17%	2.37%
Bloomberg U.S. Aggregate Bond Index	10.55	2.08

Performance Inception Date	Jan. 18, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 960,375,042
Holdings Count | Holding	3,763
Advisory Fees Paid, Amount	$ 1,136,108
Investment Company Portfolio Turnover	506.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$960,375,042
Number of Portfolio Holdings	3,763
Net Investment Advisory Fees	$1,136,108
Portfolio Turnover Rate	506%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	33.8%
Corporate Bonds	25.8%
U.S. Treasury Obligations	21.0%
Non-Agency Mortgage-Backed Securities	10.1%
Asset-Backed Securities	6.5%
Foreign Agency Obligations	2.4%
Municipal Bonds	0.4%
Common Stocks	—	%(b)
Preferred Stocks	—	%(b)
Capital Trust	—	%(b)
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(a)
AAA/Aaa(e)	59.3%
AA/Aa	2.8%
A	11.7%
BBB/Baa	14.8%
BB/Ba	4.2%
B	0.7%
CCC/Caa	0.5%
CC	0.1%
C	0.3%
D	—	%(b)
N/R(d)	5.6%
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Rounds to less than 0.1%.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000251817 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2070 Fund
Class Name	Institutional Shares
Trading Symbol	LEYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of September 24, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$1(a)(b)	0.06%(a)(c)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Institutional Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(c)	Annualized.

Expenses Paid, Amount	$ 1	[28],[29]
Expense Ratio, Percent	0.06%	[28],[30]
Net Assets	$ 1,958,126
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,958,126
Number of Portfolio Holdings	10
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Fixed-Income Funds	1.0%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.7%
iShares ESG Aware MSCI EAFE ETF	18.7%
iShares ESG Aware MSCI EM ETF	8.2%
iShares ESG Aware MSCI USA Small-Cap ETF	6.5%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.2%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.7%
iShares ESG Aware MSCI EAFE ETF	18.7%
iShares ESG Aware MSCI EM ETF	8.2%
iShares ESG Aware MSCI USA Small-Cap ETF	6.5%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.2%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

C000251818 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2070 Fund
Class Name	Investor A Shares
Trading Symbol	LEYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of September 24, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$3(a)(b)	0.30%(a)(c)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Investor A Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(c)	Annualized.

Expenses Paid, Amount	$ 3	[31],[32]
Expense Ratio, Percent	0.30%	[31],[33]
Net Assets	$ 1,958,126
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,958,126
Number of Portfolio Holdings	10
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Fixed-Income Funds	1.0%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.7%
iShares ESG Aware MSCI EAFE ETF	18.7%
iShares ESG Aware MSCI EM ETF	8.2%
iShares ESG Aware MSCI USA Small-Cap ETF	6.5%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.2%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.7%
iShares ESG Aware MSCI EAFE ETF	18.7%
iShares ESG Aware MSCI EM ETF	8.2%
iShares ESG Aware MSCI USA Small-Cap ETF	6.5%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.2%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

C000251819 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® ESG Index 2070 Fund
Class Name	Class K Shares
Trading Symbol	LEYKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock LifePath® ESG Index 2070 Fund (the “Fund”) for the period of September 24, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$0(a)(b)(c)	0.01%(a)(d)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Class K Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(c)	Rounds to less than $1.
(d)	Annualized.

Expenses Paid, Amount	$ 0	[34],[35],[36]
Expense Ratio, Percent	0.01%	[35],[37]
Net Assets	$ 1,958,126
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,958,126
Number of Portfolio Holdings	10
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	2%

Holdings [Text Block]
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	98.9%
Fixed-Income Funds	1.0%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	(0.1)
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.7%
iShares ESG Aware MSCI EAFE ETF	18.7%
iShares ESG Aware MSCI EM ETF	8.2%
iShares ESG Aware MSCI USA Small-Cap ETF	6.5%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.2%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
iShares ESG Aware MSCI USA ETF	54.7%
iShares ESG Aware MSCI EAFE ETF	18.7%
iShares ESG Aware MSCI EM ETF	8.2%
iShares ESG Aware MSCI USA Small-Cap ETF	6.5%
iShares Developed Real Estate Index Fund, Class K	4.2%
iShares MSCI EAFE Small-Cap ETF	3.0%
iShares MSCI Canada ETF	2.2%
iShares MSCI Emerging Markets Small-Cap ETF	1.4%
iShares ESG Aware U.S. Aggregate Bond ETF	1.0%
(a)	Excludes short-term securities.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[6]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[7]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[8]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[9]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[10]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[11]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[12]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[13]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[14]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[15]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[16]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[17]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[18]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[19]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[20]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[21]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[22]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[23]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[24]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[25]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[26]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[27]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[28]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[29]	Institutional Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[30]	Annualized.
[31]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[32]	Investor A Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[33]	Annualized.
[34]	Class K Shares commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[35]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[36]	Rounds to less than $1.
[37]	Annualized.